Shareholder Report	12 Months Ended
Nov. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	GLOBAL X FUNDS
Entity Central Index Key	0001432353
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2025
C000239891
Shareholder Report [Line Items]
Fund Name	Global X Emerging Markets ex-China ETF
Class Name	Global X Emerging Markets ex-China ETF
Trading Symbol	EMM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	This annual shareholder report contains important information about the Global X Emerging Markets ex-China ETF (the "Fund") for the period from December 1, 2024 to November 30, 2025.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/emm/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Emerging Markets ex-China ETF	$84	0.76%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund is an actively managed fund sub-advised by Mirae Asset Global Investments (Hong Kong) Limited. The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, measured at the time of purchase, in equity securities: (i) of issuers in emerging markets; and/or (ii) that are tied economically to emerging markets, provided that, in either case, the issuers of any such securities are deemed by the investment adviser to have a current or future leading position in terms of market share and/or market capitalization within their respective country, region, industry, products produced or services offered, as applicable, excluding China.

The Fund uses the MSCI Emerging Markets ex China Index as its secondary benchmark index (the “Secondary Index”). Using a blended analysis over the 12-month period, the Fund delivered positive absolute and relative performance.

For the 12-month period ended November 30, 2025 (the “reporting period”), the Fund increased 21.96%, while the Secondary Index increased 27.05%. The Fund had a net asset value of $27.21 per share on November 30, 2024 and ended the reporting period with a net asset value of $32.91 per share on November 30, 2025.

Performance was positive during the reporting period, supported by North Asia's semiconductor ecosystem as AI-driven demand boosted South Korea's chip exports and strengthened earnings from a major Taiwanese holding. In South Asia, India's growth during the reporting period supported domestic-demand and financials exposures amid global trade uncertainty. Latin America showed mixed results: Mexico benefited from a mid-year policy rate cut while Brazil's continued tightening pressured rate-sensitive sectors. OPEC+'s announcement to unwind voluntary supply cuts provided clarity for producers as producers in the Gulf region adapted. Indonesia's monetary easing and currency stabilization measures supported banks and consumer stocks. In Africa, South Africa saw improved investor sentiment following the formation of a reform-oriented Government of National Unity in 2025, despite modest growth conditions.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Global X Emerging Markets ex-China ETFFootnote Reference*	MSCI Emerging Markets Index (USD) (NR)Footnote Reference†	MSCI Emerging Markets ex China Index (USD) (NR)Footnote Reference†Footnote Reference‡	Hybrid MSCI Emerging Markets ex China IndexFootnote Reference§
Apr/15	$10,000	$10,000	$10,000	$10,000
Apr/16	$8,496	$8,213	$10,000	$8,213
Apr/17	$10,369	$9,785	$10,201	$9,785
Apr/18	$12,668	$11,910	$11,907	$11,910
Apr/19	$11,763	$11,309	$11,264	$11,309
Apr/20	$9,985	$9,952	$9,284	$9,952
Apr/21	$15,904	$14,800	$14,548	$14,800
Apr/22	$12,700	$12,087	$13,501	$12,087
Apr/23	$12,256	$11,300	$12,579	$11,300
Nov/23	$12,156	$11,621	$13,587	$11,621
Nov/24	$13,320	$12,999	$15,150	$12,455
Nov/25	$16,245	$16,835	$19,248	$15,824

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
Global X Emerging Markets ex-China ETFFootnote Reference*	21.96%	2.96%	6.74%
MSCI Emerging Markets Index (USD) (NR)Footnote Reference†	29.51%	5.06%	7.85%
MSCI Emerging Markets ex China Index (USD) (NR)Footnote Reference†Footnote Reference‡	27.05%	9.42%	-%
Hybrid MSCI Emerging Markets ex China IndexFootnote Reference§	27.05%	3.77%	7.19%

No Deduction of Taxes [Text Block]	The table and graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 23,715,921
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 174,864
InvestmentCompanyPortfolioTurnover	95.29%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of November 30, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$23,715,921	39	$174,864	95.29%

Holdings [Text Block]

Asset/Country WeightingsFootnote Reference*

Value	Value
Other Countries	3.5%
Argentina	1.0%
Canada	1.1%
Chile	1.1%
Indonesia	1.4%
Greece	1.4%
South Africa	2.7%
United Arab Emirates	3.0%
Mexico	3.0%
Saudi Arabia	3.7%
South Korea	15.0%
Taiwan	28.7%
Exchange-Traded Funds	31.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Global X India Active ETFFootnote Reference**	24.2%
Taiwan Semiconductor Manufacturing ADR	16.9%
Global X Brazil Active ETFFootnote Reference**	6.8%
Samsung Electronics GDR	5.0%
SK hynix	3.5%
MediaTek	3.5%
Hon Hai Precision Industry	2.0%
ASPEED Technology	2.0%
Shinhan Financial Group	1.9%
HYBE	1.6%
Footnote	Description
Footnote**	Affiliated Investment

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/emm/
C000239894
Shareholder Report [Line Items]
Fund Name	Global X Emerging Markets Great Consumer ETF
Class Name	Global X Emerging Markets Great Consumer ETF
Trading Symbol	EMC
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.globalxetfs.com/funds/emc/. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/emc/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Emerging Markets Great Consumer ETF	$81	0.75%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund is an actively managed fund sub-advised by Mirae Asset Global Investments (Hong Kong) Limited. The Fund seeks to achieve its investment objective or achieving long-term capital growth by investing, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, measured at the time of purchase, in equity securities (i) of issuers in emerging markets and/or (ii) that are tied economically to emerging markets, provided that, in either case, the issuers of any such securities are expected to be beneficiaries of the increasing consumption and growing purchasing power of individuals in the world’s emerging markets.

The Fund uses the MSCI Emerging Markets Index as its primary benchmark index (the “Benchmark Index”). The Benchmark Index is designed to track financial performance of select companies in emerging markets.

For the 12-month period ended November 30, 2025 (the “reporting period”), the Fund increased 16.80%, while the Benchmark Index increased 29.51%. The Fund had a net asset value of $26.26 per share on November 30, 2024 and ended the reporting period with a net asset value of $30.35 per share on November 30, 2025.

The Fund posted gains over the reporting period, aided by steadier consumer demand in key emerging markets and targeted policy support. In China, retail sales grew through September and online commerce expanded. In India, easing financial conditions helped bank credit and big‑ticket purchases, aiding consumer‑linked holdings. Mexico’s central bank accelerated easing through mid‑year, lowering borrowing costs for retail, automotive, and housing‑linked companies. Brazil was a headwind at times as policymakers pushed Brazil’s benchmark interest rate, the Selic, to 15% in June, but the subsequent halt to tightening by August eased macro pressure on household demand and helped local consumer names stabilize. In Southeast Asia, consumer confidence in Indonesia remained optimistic, while the gradual rollout of a nationwide free‑meals program and planned spending adjustments shaped household spending patterns. Together, these developments supported consumer‑oriented exposures across major emerging economies, with policy easing and targeted fiscal measures outweighing pockets of tighter financial conditions.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Global X Emerging Markets Great Consumer ETFFootnote Reference*	MSCI Emerging Markets Index (USD) (NR)Footnote Reference†
Apr/15	$10,000	$10,000
Apr/16	$8,014	$8,213
Apr/17	$9,098	$9,785
Apr/18	$11,486	$11,910
Apr/19	$11,630	$11,309
Apr/20	$11,604	$9,952
Apr/21	$16,365	$14,800
Apr/22	$11,236	$12,087
Apr/23	$10,184	$11,300
Nov/23	$10,035	$11,621
Nov/24	$10,782	$12,999
Nov/25	$12,594	$16,835

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
Global X Emerging Markets Great Consumer ETFFootnote Reference*	16.80%	-3.72%	4.29%
MSCI Emerging Markets Index (USD) (NR)Footnote Reference†	29.51%	5.06%	7.85%

No Deduction of Taxes [Text Block]	The table and graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 76,751,402
Holdings Count | Holding	72
Advisory Fees Paid, Amount	$ 668,138
InvestmentCompanyPortfolioTurnover	84.60%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of November 30, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$76,751,402	72	$668,138	84.60%

Holdings [Text Block]

Asset/Country WeightingsFootnote Reference*

Value	Value
Repurchase Agreements	0.8%
Other Countries	4.7%
Chile	1.6%
Canada	1.6%
Mexico	1.8%
United Arab Emirates	2.1%
South Africa	2.2%
Hong Kong	2.5%
Saudi Arabia	3.3%
Brazil	6.5%
South Korea	12.1%
India	18.3%
Taiwan	19.3%
China	23.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Taiwan Semiconductor Manufacturing ADR	12.6%
Tencent Holdings	6.3%
Samsung Electronics GDR	5.5%
Alibaba Group Holding	4.0%
Xiaomi, Cl B	3.4%
SK hynix	3.2%
MediaTek	3.0%
HDFC Bank	2.4%
Kuaishou Technology, Cl B	2.4%
ICICI Bank ADR	2.1%
Footnote	Description
Footnote(A)	Repurchase Agreements are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/emc/
C000219481
Shareholder Report [Line Items]
Fund Name	Global X Emerging Markets Bond ETF
Class Name	Global X Emerging Markets Bond ETF
Trading Symbol	EMBD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about the Global X Emerging Markets Bond ETF (the "Fund") for the period from December 1, 2024 to November 30, 2025. You can find additional information about the Fund at https://www.globalxetfs.com/funds/embd/. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/embd/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Emerging Markets Bond ETF	$41	0.39%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund is an actively managed fund sub-advised by Mirae Asset Global Investments (USA) LLC (“Sub-adviser”) that seeks a high level of total return, consisting of both income and capital appreciation, by investing in fixed-rate and floating-rate debt instruments issued by sovereign, quasi-sovereign, and corporate entities from emerging market countries (“emerging market debt”). Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in emerging market debt, either directly or indirectly.

The Fund uses the JP Morgan EMBI Global Core Index as its secondary index (the “Secondary Index”). The Secondary Index is a broad, diverse U.S. dollar denominated emerging markets ("EM") debt benchmark that tracks the total return of actively traded debt instruments in EM countries.

For the 12-month period ended November 30, 2025 (the “reporting period”), the Fund increased 10.44%, while the Secondary Index increased 11.33%. The Fund had a net asset value of $23.16 per share on November 30, 2024 and ended the reporting period with a net asset value of $24.03 per share on November 30, 2025.

The Fund's performance during the reporting period was positive, supported by a narrowing in emerging‑market hard‑currency sovereign spreads to near cycle lows, which lifted returns across many core regions. Policy normalization and disinflation in Turkey helped tighten risk premia on its external bonds. Confidence also improved in Argentina after the International Monetary Fund (“IMF”) approved a multi‑year arrangement in April to support economic stabilization, which supported sovereign dollar debt. In Egypt, IMF backing, a jump in net foreign assets, and the first policy rate cut in years materially reinforced sentiment toward its external debt. These gains were partly offset by Mexico’s judicial overhaul, which raised concerns about institutional checks and contributed to wider sovereign spreads versus regional peers. Gains in South Africa were mixed, but expectations for a budget compromise helped mitigate concerns regarding the country’s hard‑currency debt.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Global X Emerging Markets Bond ETF	Bloomberg Emerging Markets USD Aggregate Bond Index	JP Morgan EMBI Global Core Index (USD) (TR)Footnote Reference*Footnote Reference†
Jun/20	$10,000	$10,000	$10,000
Nov/20	$11,191	$10,781	$10,979
Nov/21	$11,012	$10,659	$10,791
Nov/22	$9,662	$9,044	$8,930
Nov/23	$10,222	$9,549	$9,445
Nov/24	$11,599	$10,732	$10,707
Nov/25	$12,811	$11,733	$11,920

No Deduction of Taxes [Text Block]	The table and graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 284,727,720
Holdings Count | Holding	207
Advisory Fees Paid, Amount	$ 876,483
InvestmentCompanyPortfolioTurnover	27.99%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of November 30, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$284,727,720	207	$876,483	27.99%

Holdings [Text Block]

Asset/Country WeightingsFootnote Reference*

Value	Value
Other Countries	42.3%
Exchange-Traded Fund	0.7%
U.S. Treasury Obligations	3.1%
Colombia	3.3%
Turkey	3.3%
Saudi Arabia	3.4%
Romania	3.4%
Dominican Republic	3.5%
United Arab Emirates	3.9%
Peru	4.7%
Brazil	5.3%
South Africa	5.4%
Chile	6.6%
Mexico	9.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
Argentine Republic Government International Bond	4.125%	07/09/35	1.6%
Abu Dhabi Government International Bond	5.500%	04/30/54	1.4%
Brazilian Government International Bond	6.000%	10/20/33	1.4%
Panama Government International Bond	6.400%	02/14/35	1.4%
Saudi Government International Bond	5.750%	01/16/54	1.3%
Costa Rica Government International Bond	6.125%	02/19/31	1.2%
Egypt Government International Bond	5.800%	09/30/27	1.2%
Turkiye Government International Bond	6.125%	10/24/28	1.2%
Republic of Poland Government International Bond	5.500%	04/04/53	1.1%
Peruvian Government International Bond	8.750%	11/21/33	1.1%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/embd/
C000243178
Shareholder Report [Line Items]
Fund Name	Global X Brazil Active ETF
Class Name	Global X Brazil Active ETF
Trading Symbol	BRAZ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about the Global X Brazil Active ETF (the "Fund") for the period from December 1, 2024 to November 30, 2025. You can find additional information about the Fund at https://www.globalxetfs.com/funds/braz/. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/braz/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Brazil Active ETF	$88	0.75%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund is an actively managed exchange-traded fund ("ETF") that seeks to achieve long-term capital growth. The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, measured at the time of purchase, in equity securities of issuers domiciled in Brazil and/or that are tied economically to Brazil.

The Fund uses the MSCI Brazil Index as its secondary benchmark index (the “Secondary Index”). The Secondary Index is designed to measure the performance of the large- and mid-market capitalization segments of the Brazilian market.

For the 12-month period ended November 30, 2025 (the “reporting period”), the Fund increased 35.80%, while the Secondary Index increased 39.24%. The Fund had a net asset value of $21.72 per share on November 30, 2024 and ended the reporting period with a net asset value of $28.49 per share on November 30, 2025.

The Fund's performance over the reporting period was positive, aided by resilient domestic activity and sector-specific catalysts. Brazilian output grew in 2024, led by services and industry, setting a supportive base for corporate earnings into early 2025. In 2025, inflation ran above the target range and policymakers tightened policy, lifting the Selic, Brazil’s benchmark interest rate, in June and then holding steady in July, which pressured interest‑sensitive shares but helped steady inflation. Energy sentiment improved as Petróleo Brasileiro S.A. confirmed 2024‑year dividends and management signaled openness to extra distributions and a positive production outlook prevailed. By contrast, the materials sector faced headwinds as iron ore prices and weather disruptions weighed on top miners’ production and profits in the first half, moderating gains for commodity‑linked companies. Policy visibility also helped: the landmark Value-Added Tax (VAT)‑style tax reform was enacted in January 2025, and the government adjusted spending curbs while reiterating deficit targets (even as officials cautioned about medium‑term fiscal sustainability), reducing some uncertainty for domestically focused sectors.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Global X Brazil Active ETF	MSCI Emerging Markets Index (USD) (NR)Footnote Reference*	MSCI Brazil Index (USD) (NR)Footnote Reference*
Aug/23	$10,000	$10,000	$10,000
Nov/23	$11,036	$10,164	$11,097
Nov/24	$8,989	$11,369	$9,099
Nov/25	$12,207	$14,724	$12,670

No Deduction of Taxes [Text Block]	The table and graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 7,976,273
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 36,413
InvestmentCompanyPortfolioTurnover	36.44%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of November 30, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$7,976,273	24	$36,413	36.44%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Information Technology	1.5%
Consumer Staples	5.7%
Industrials	6.2%
Consumer Discretionary	6.8%
Utilities	10.2%
Materials	12.5%
Energy	13.4%
Financials	42.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
NU Holdings, Cl A	13.1%
Petroleo Brasileiro ADR	11.2%
Itau Unibanco Holding ADR	10.6%
Vale ADR, Cl B	6.1%
Banco Bradesco ADR	5.8%
Banco BTG Pactual	4.9%
Axia Energia ADR	4.7%
Itausa	4.7%
Raia Drogasil	4.0%
WEG	3.8%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/braz/
C000243177
Shareholder Report [Line Items]
Fund Name	Global X India Active ETF
Class Name	Global X India Active ETF
Trading Symbol	NDIA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about the Global X India Active ETF (the "Fund") for the period from December 1, 2024 to November 30, 2025. You can find additional information about the Fund at https://www.globalxetfs.com/funds/ndia/. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/ndia/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X India Active ETF	$76	0.75%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund is an actively managed exchange-traded fund ("ETF") designed to offer investors direct exposure to the Indian Economy. The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, measured at the time of purchase, in equity securities: (i) of issuers domiciled in India; and/or (ii) that are tied economically to India provided that, in either case, the issuers of any such securities are deemed by the Adviser to have a current or future leading position in terms of market share and/or market capitalization within their respective country, region, industry, products produced or services offered, as applicable. The Fund uses the MSCI India Index as its secondary benchmark index (the “Secondary Index”).

The Secondary Index is designed to measure the performance of the large- and mid-market capitalization segments of the Indian market.

For the 12-month period ended November 30, 2025 (the “reporting period”), the Fund increased 1.72%, while the Secondary Index increased 0.10%. The Fund had a net asset value of $30.69 per share on November 30, 2024 and ended the reporting period with a net asset value of $30.12 per share on November 30, 2025.

The Fund's performance over the reporting period was slightly positive, reflecting supportive Indian domestic policy and macro conditions balanced by sector-specific headwinds. Policy rate cuts in early 2025, followed by an October pause at 5.5%, lifted rate‑sensitive areas and credit growth, though tighter lending margins restrained some financial holdings. Inflation cooled to an eight‑year low by September 2025, improving real incomes and aiding consumption‑linked exposures while food prices remained in deflation. The February Union Budget delivered personal tax relief and maintained elevated public capex, supporting domestic demand and industrial names in the Fund's universe. India's inclusion in JPMorgan's EM bond index through March 2025 and regulatory easing for foreign investors helped anchor capital flows and sentiment toward financials and equities. However, trade uncertainty tempered gains despite firm growth of 7.8% in the April–June quarter of FY25.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Global X India Active ETF	MSCI Emerging Markets Index (USD) (NR)Footnote Reference*	MSCI India Index (USD) (NR)Footnote Reference*
Aug/23	$10,000	$10,000	$10,000
Nov/23	$10,508	$10,183	$10,606
Nov/24	$12,311	$11,391	$13,136
Nov/25	$12,522	$14,752	$13,149

No Deduction of Taxes [Text Block]	The table and graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 53,320,518
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 285,796
InvestmentCompanyPortfolioTurnover	20.36%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of November 30, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$53,320,518	30	$285,796	20.36%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Health Care	2.6%
Utilities	2.8%
Real Estate	3.4%
Materials	5.3%
Communication Services	5.4%
Consumer Staples	5.9%
Information Technology	9.1%
Industrials	9.5%
Energy	10.2%
Consumer Discretionary	10.7%
Financials	34.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
HDFC Bank	8.9%
Reliance Industries GDR	8.3%
ICICI Bank ADR	7.4%
Bharti Airtel	5.4%
Axis Bank	5.3%
Infosys ADR	5.3%
Larsen & Toubro	4.3%
Tata Consultancy Services	3.8%
United Spirits	3.6%
Prestige Estates Projects	3.3%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/ndia/
C000260992
Shareholder Report [Line Items]
Fund Name	Global X Investment Grade Corporate Bond ETF
Class Name	Global X Investment Grade Corporate Bond ETF
Trading Symbol	GXIG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Additional Information [Text Block]	This annual shareholder report contains important information about the Global X Investment Grade Corporate Bond ETF (the "Fund") for the period from June 16, 2025 (commencement of operations) to November 30, 2025. You can find additional information about the Fund at https://www.globalxetfs.com/funds/gxig/. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/gxig/
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
Global X Investment Grade Corporate Bond ETF	$7	0.15%
Footnote	Description
Footnote*	Costs shown not annualized. If the Fund had been open for the full fiscal year, costs would have been higher.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]

How did the Fund perform in the period?

The Fund is an actively managed fund sub-advised by Mirae Asset Global Investments (USA) LLC that seeks a high level of total return consisting of both income and capital appreciation. The Fund seeks to achieve its investment objective by investing in investment grade corporate bonds. The sub-adviser utilizes a quantitative multifactor model and a deep neural network to assist in security screening and analysis of investment grade corporate bonds, developed by Wealthspot LLC, an affiliate of the Fund and the Fund's investment adviser.

The Fund uses the Bloomberg U.S. Corporate Index as its secondary benchmark index (the “Secondary Index”).

Since inception through November 30, 2025 (the “reporting period”), the Fund increased 5.42%, while the Secondary Index increased 5.32%. The Fund had a price of $25.00 per share on June 16, 2025 (the Fund’s date of inception) and ended the reporting period with a price of $25.92 per share on November 30, 2025.

Performance over the reporting period was positive, aided by easing economic policies by the U.S. Federal Reserve. Yields on 10-year U.S. Treasuries fell throughout the reporting period, lifting investment grade bond prices. Declining rates were supported by monetary policy, with the Federal Reserve moving to cut rates at its September and October meetings. Optimism surrounding future rate cuts remained intact, with CPI inflation data proving slightly softer than expected in September. Credit conditions were mixed earlier in the year, but the primary market re‑accelerated near the end of the reporting period with heavy investment‑grade issuance at still‑tight borrowing costs supporting valuations. The Fund's active management policy also contributed to its performance, with yield-curve positioning and security selection adding to its return, while sector allocation represented a modest drag as the falling rate environment modestly impacted the Fund's cash and Treasury holdings.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Global X Investment Grade Corporate Bond ETF	Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	Bloomberg U.S. Corporate Index (USD) (TR)Footnote Reference*
Jun/25	$10,000	$10,000	$10,000
Jun/25	$10,172	$10,149	$10,159
Jul/25	$10,168	$10,122	$10,166
Aug/25	$10,271	$10,243	$10,269
Sep/25	$10,447	$10,355	$10,423
Oct/25	$10,474	$10,420	$10,463
Nov/25	$10,542	$10,485	$10,532

No Deduction of Taxes [Text Block]	The table and graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 198,260,770
Holdings Count | Holding	89
Advisory Fees Paid, Amount	$ 111,327
InvestmentCompanyPortfolioTurnover	141.39%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of November 30, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$198,260,770	89	$111,327	141.39%

Holdings [Text Block]

Asset/Country WeightingsFootnote Reference*

Value	Value
Japan	0.5%
Australia	0.6%
U.S. Treasury Obligation	3.4%
Canada	10.3%
United States	83.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
Bank of Nova Scotia, SOFRRATE + 1.090%	4.338%	09/15/31	2.7%
Bank of America, SOFRRATE + 1.930%	2.676%	06/19/41	2.6%
Goldman Sachs Group, SOFRRATE + 1.264%	2.650%	10/21/32	2.4%
Universal Health Services	2.650%	10/15/30	2.1%
Charter Communications Operating	2.800%	04/01/31	2.1%
VMware	2.200%	08/15/31	2.1%
American Express, SOFRRATE + 1.790%	5.667%	04/25/36	2.0%
HCA	6.200%	03/01/55	1.9%
Comcast	2.987%	11/01/63	1.9%
Goldman Sachs Group, SOFRRATE + 1.770%	6.484%	10/24/29	1.9%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/gxig/